RELATED PARTY TRANSACTIONS (Related Party Loans – Associated Compaines) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 22,399	$ 41,771
Interest income – related parties, long term loans to associated companies	14,128	14,128	$ 15,265
Equity Accounted Subsidiaries
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	14,100	14,100	15,200
SFL Deepwater
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
Due to parent	113,000	109,000
Due from related parties	1,246	0
Interest income – related parties, long term loans to associated companies	5,100	5,100	5,400
SFL Hercules
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
Due to parent	80,000	80,000
Due from related parties	3,423	10,125
Interest income – related parties, long term loans to associated companies	3,600	3,600	4,300
SFL Linus
Related Party Transaction [Line Items]
Loans advanced to related parties	125,000
Due to parent	121,000	121,000
Due from related parties	7,392	21,718
Interest income – related parties, long term loans to associated companies	$ 5,400	$ 5,400	$ 5,500